Administrative Office
4333 Edgewood Road NE
Cedar Rapids, IA 52499

September 11, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Merrill Lynch Retirement Plus®
Merrill Lynch Life Variable Annuity Separate Account A
Transamerica Advisors Life Insurance Company
(File No. 033-43773)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the supplement dated September 10, 2012, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

Sincerely,

/s/Darin D. Smith

Darin D. Smith

Managing Assistant General Counsel